Goodwill and other Intangible Assets, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Changes in goodwill
Balance	$ 432	$ 425	$ 432
Foreign exchange translation	7	11
Balance	425	414	432
Silicones [Member]
Changes in goodwill
Balance	432	425
Foreign exchange translation	7	11
Balance	425	414
Quartz [Member]
Changes in goodwill
Balance
Foreign exchange translation
Balance